Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		$ 11,215,847,429	$ 7,794,284,348
Total collateral	[1]	3,615,184,586	2,474,888,943
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		22,338,610,132	18,202,685,852
Fair value of collateral Pledges on time deposits		20,943,352	22,350,136
Fair value of collateral Deferred payment checks		420,667,860	331,292,575
Fair value of collateral Mortgage on real property		687,681,059	266,598,241
Fair value of collateral Pledges on vehicles and machinery		267,380,410	162,555,896
Fair value of collateral Pledges on personal property		53,387,677	9,843,136
Fair value of collateral Other		2,165,124,228	1,682,248,959
Total collateral		3,615,184,586	2,474,888,943
Net exposure		18,723,425,546	15,727,796,909
Associated ECL		535,051,466	173,958,783
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		11,215,847,429	7,794,284,348
Fair value of collateral Pledges on time deposits		9,066,115	12,153,965
Fair value of collateral Deferred payment checks		420,667,860	331,292,575
Fair value of collateral Mortgage on real property		678,765,297	260,067,366
Fair value of collateral Pledges on vehicles and machinery		267,361,438	162,554,671
Fair value of collateral Pledges on personal property		51,607,073	7,676,386
Fair value of collateral Other		2,076,463,103	1,618,620,194
Total collateral		3,503,930,886	2,392,365,157
Net exposure		7,711,916,543	5,401,919,191
Associated ECL		507,532,406	162,271,441
Guarantees received [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		6,015,801,395	5,598,081,210
Fair value of collateral Pledges on time deposits		11,877,237	10,196,171
Fair value of collateral Mortgage on real property		8,915,762	6,530,875
Fair value of collateral Pledges on vehicles and machinery		18,972	1,225
Fair value of collateral Pledges on personal property		1,780,604	2,166,750
Fair value of collateral Other		88,661,125	63,628,765
Total collateral		111,253,700	82,523,786
Net exposure		5,904,547,695	5,515,557,424
Associated ECL		25,172,929	10,401,480
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		4,298,632,974	3,535,733,359
Net exposure		4,298,632,974	3,535,733,359
Associated ECL		971,415	800,929
Guarantees received [member] | Other financial assets [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		690,161,950	660,715,986
Net exposure		690,161,950	660,715,986
Associated ECL		1,374,705	368,228
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		118,166,384	584,781,586
Net exposure		118,166,384	584,781,586
Associated ECL		11	110,160
Guarantees received [member] | Financial assets delivered as guarantee [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk			29,089,363
Net exposure			29,089,363
Associated ECL			6,545
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		329,588,118	87,727,230
Fair value of collateral Pledges on time deposits			224,433
Fair value of collateral Deferred payment checks		138,757	1,966,755
Fair value of collateral Mortgage on real property		14,890,931	6,809,865
Fair value of collateral Other		30,920,700	12,891,309
Total collateral		45,950,388	21,892,362
Net exposure		283,637,730	65,834,868
Associated ECL		246,959,574	63,863,196
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		328,099,055	87,644,637
Fair value of collateral Pledges on time deposits			224,433
Fair value of collateral Deferred payment checks		138,757	1,966,755
Fair value of collateral Mortgage on real property		14,890,931	6,809,865
Fair value of collateral Other		30,920,700	12,891,309
Total collateral		45,950,388	21,892,362
Net exposure		282,148,667	65,752,275
Associated ECL		245,585,902	63,863,196
Collateral held for stage3 assets [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		115,391	82,593
Net exposure		115,391	$ 82,593
Collateral held for stage3 assets [member] | Other financial assets [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		1,373,672
Net exposure		1,373,672
Associated ECL		$ 1,373,672

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.